COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2019
COMMITMENTS
Summary of future minimum lease payments under non-cancelable operating leases

For the 12 months ending June 30,
2020	$521,905
2021	475,359
2022	474,797
2023	486,265
2024	489,823
Thereafter	2,646,590
Total	$5,094,739